Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Consolidated Statements of Operations

The following table includes revenue, significant veterinary clinic and hospital operating expenses, and Adjusted Clinic EBITDA for the Company’s clinics, reconciled to the consolidated amounts included in the Company’s consolidated statements of operations:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Revenue
Service revenue	$3,195,266	$3,220,238	$5,936,295	$6,765,837
Product revenue	1,088,268	1,170,143	1,986,448	2,456,111
Total Clinics level revenue	4,283,534	4,390,381	7,922,743	9,221,948

Operating expenses
Cost of service revenue (exclusive of depreciation and amortization, shown separately below)	2,435,318	2,428,740	4,574,596	5,137,887
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	871,665	935,997	1,657,074	1,952,104
General and administrative expenses	695,051	879,403	1,404,427	1,968,981
Total Clinics level expenses	4,002,034	4,244,140	7,636,097	9,058,972

Adjusted Clinics EBITDA	$281,500	$146,241	$286,646	$162,976

Reconciliation of Adjusted Clinics EBITDA to net income
Depreciation and amortization	252,316	340,926	533,795	688,308
Interest income	(13)	-	(21)	(2)
Interest expense	419,044	988,053	826,780	1,547,342
Debt extinguishment loss	689,411	859,584	689,411	1,587,862
Other income (expenses)	-	4,768	-	4,768
Corporate general and administrative	1,955,310	1,339,331	3,686,285	3,142,911
Net Income	$(3,034,568)	$(3,386,421)	$(5,449,604)	$(6,808,213)

The following table includes revenue, significant veterinary clinic and hospital operating expenses, and Adjusted Clinic EBITDA for the Company’s clinics, reconciled to the consolidated amounts included in the Company’s consolidated statements of operations:

	For the year ended December 31,
	2024	2023
Revenue
Service revenue	$12,188,526	$11,879,934
Product revenue	4,403,583	4,795,459
Total Clinics level revenue	16,592,109	16,675,393

Operating expenses
Cost of service revenue (exclusive of depreciation and amortization, shown separately below)	9,736,282	9,700,963
Cost of product revenue (exclusive of depreciation and amortization, shown separately below)	3,563,279	3,420,515
General and administrative expenses	2,688,157	3,056,702
Total Clinics level expenses	15,987,718	16,178,180
Adjusted Clinics EBITDA	$604,391	$497,213

Reconciliation of Adjusted Clinics EBITDA to net loss
Depreciation and amortization	1,308,619	1,252,539
Gain on sale of business	(467,049)	-
Loss on debt extinguishment	-	16,105
Interest expense	3,098,237	2,538,710
Loss on debt modification	2,134,218	927,054
Beneficial conversion feature	-	4,137,261
Other income (expenses)	4,768	(1,134)
Corporate general and administrative	8,733,195	6,419,585
Impairment expense	56,664	-
Net Loss	$(14,264,261)	$(14,792,907)